16. INCOME TAXES: Schedule of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Temporary differences - Share issuance costs and financing fees	$ 2,777,000	$ 1,455,000
Temporary differences - Non-capital losses available for future periods	20,755,000	16,025,000
Temporary differences - Property and equipment	257,000	296,000
Temporary differences - Mineral resource properties	15,561,000	9,899,000
Temporary differences - Total	$ 39,350,000	$ 27,675,000